Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canadian	$ 63	$ 10
Foreign	408	302
Current income tax, Total	471	312
Canadian	(4)	17
Foreign	(72)	0
Deferred income tax, Total	(76)	17
Income tax provision, Total	$ 395	$ 329